INTANGIBLE ASSETS (Details Narrative) $ in Thousands	Sep. 30, 2024 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Asset, Useful Life	5 years
Indefinite lived trademarks	$ 15